Legal and Regulatory Matters - Turkish Regulation and Internal Investigation (Details) ₺ in Thousands, $ in Thousands		3 Months Ended										12 Months Ended
	Nov. 04, 2016 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 TRY (₺)	Dec. 31, 2017 USD ($) license	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Assets		$ 7,391,285				$ 7,062,534						$ 7,391,285	$ 7,062,534
Liabilities		5,390,006				6,041,309						5,390,006	6,041,309
Revenues		951,189	$ 818,601	$ 1,017,108	$ 598,978	894,416	$ 770,833	$ 978,493	$ 658,122			3,385,876	3,301,864	$ 3,399,774
Operating loss		140,116	$ 24,860	$ 196,047	$ (119,030)	125,903	$ 54,876	$ 172,643	$ (62,745)			241,993	290,677	259,072
Kendall College, St. Augustine, Walden University, and NewSchool of Architecture and Design
Loss Contingencies [Line Items]
Letters of credit outstanding, amount		136,900				105,600						136,900	105,600
Variable Interest Entity, Primary Beneficiary
Loss Contingencies [Line Items]
Assets		1,419,579				1,309,113						1,419,579	1,309,113
Liabilities		449,561				424,297						449,561	424,297
Revenues												$ 123,237	113,276	$ 106,005
Variable Interest Entity, Primary Beneficiary | Istanbul Bilgi University
Loss Contingencies [Line Items]
Number of licenses canceled by higher education council (license) | license												15
Charitable contributions	$ 13,000									$ 18,000	₺ 40,000
Required reimbursement from related party													29,000
Required reimbursement, other activities													8,000
Assets		112,000				83,000						$ 112,000	83,000
Liabilities		84,000				63,000						84,000	63,000
Revenues												101,000	106,000
Operating loss												28,000	26,000
Depreciation and amortization												6,000	6,000
Variable Interest Entity, Primary Beneficiary | Istanbul Bilgi University | Consolidation Eliminations
Loss Contingencies [Line Items]
Due to related party		$ 37,000				$ 19,000						$ 37,000	$ 19,000